Diane J. Harrison, Esq.
6860 Gulfport Blvd. S. No. 162
S. Pasadena, FL 33707
Phone/Fax: (941) 723-7564
E-mail: HarrisonDJEsq@tampabay.rr.com

October 24, 2006

Ms. Jennifer R. Hardy, Legal Branch Chief
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F Street, NE
Washington D.C., 20549

Re: Shimoda Marketing, Inc.
Second Amendment to Registration Statement on Form SB-2
File No. 333-132791
Filed: October 24, 2006

Dear Ms. Hardy:

The table below contains Shimoda Marketing, Inc.’s (“the Company’s”) responses to the SEC’s Comment Letter dated June 28, 2006. On behalf of the Company, on October 24, 2006, I transmitted via EDGAR the Company’s Second Amendment to Registration Statement on Form SB-2. Furthermore, to facilitate your review, the Company also transmitted via EDGAR an HTML redlined document which clearly shows each and every change.

Please place my new telephone number in the file for all future correspondence and telephone communications.  The new number is 941-723-7564.  My dedicated fax line is 941-531-4935.

General
1	We have filed HTML redlined versions with this filing.
2

We have reviewed Staff Legal Bulletin No.1 (with Addendum) per your comment.  After thorough review of this Release as well as diligent research on Item 601(b)(10) Material Contracts, and the determination from the President of the Company, Michael Cranfill, it has become apparent that the agreements in question do not fall within the Rule 601(b)(10) requirement.  Mr. Cranfill has spent thirty (30) years in the industry and based on his knowledge, information and belief the agreements that have been executed by Shimoda Marketing, Inc. are those that are done in the course of “ordinary business”.  Item 601 of Regulation (b)(10) excludes contracts made in the course of ordinary business from the exhibit requirements.  Mr. Cranfill advises that the agreements of Shimoda are the same as those executed by other companies similarly situated that are put in writing in the course of ordinary business in this industry.  We therefore are withdrawing our Item 601 exhibits under this exception.

3	We revised our document to make disclosure per your request.
4	We revised our document to make disclosure per your request.
5	We revised our document to make disclosure per your request.

6	This disclosure has been corrected per your request.
7	We have changed our disclosure to correctly reflect the company’s sales and marketing representation.
Risk Factors, page 2
8	Additional disclosure has been added per your comment.
9	Disclosure has been changed per your request.
10	Please see our response to comment number 2. This and any other agreement executed similarly the company considers to be “in the course of ordinary business” and will not be filed as an exhibit.
11	The parent company of N.A.R.D. is Quality Tool & Equipment, Inc. (QTE).
12

Please see our response to comment number 2.  This and any other agreement executed similarly the company considers to be “in the course of ordinary business” and will not be filed as an exhibit.  We have however modified our disclosure regarding NARD.

13	Disclosure has been changed per your request.
14	Disclosure has been changed per your request.
15	Disclosure has been changed per your request.
Dilution, page 20
16	Since we have removed the primary offering this table has been deleted.
17	Since we have removed the primary offering this table this comment is now not applicable.
18	Since we have removed the primary offering this table this comment is now not applicable.
Market for Common Equity and Related Stockholder Matters. Page 21
19	Disclosure has been changed per your request.
Selling Security Holders, page 23
20	Disclosure has been changed per your request.
21	Disclosure has been added per your request.
22	Disclosure has been added per your request.
Description of Business Principal Products or Services and Their Markets, page 32
23	Please see our response to comment number 2. This and any other agreement executed similarly the company considers to be “in the course of ordinary business” and will not be filed as an exhibit.
24	Please see our response to comment number 2. This and any other agreement executed similarly the company considers to be “in the course of ordinary business” and will not be filed as an exhibit.
Sources and Availability of Raw Materials, page 35
25	Our disclosure has been modified. These and any other agreements executed similarly the company considers to be “in the course of ordinary business” and will not be filed as an exhibit.
Dependence on Limited Customers, page 35
26	We have modified and added disclosure per your comment.
27	We have revised disclosure as requested
Our Employees, page 36

28	We have revised disclosure as requested.
Certain Relationships and Related Transactions, page 37
29	This disclosure has been modified according to your comment.
30	This disclosure has been modified according to your comment.
31	This disclosure has been modified according to your comment.
32	This disclosure has been modified according to your comment.
33	This disclosure has been modified according to your comment.
Management’s Discussion and Analysis of Financial Condition, page 38
34	We have made the appropriate change to our disclosure.
35	This disclosure has been modified according to your comment.
Results of Operations for the Period Ended December 31, 2005, page 42 and Results of
Operations Ended December 31 2004, page 43
36	This disclosure has been modified according to your comment.
37	Revised disclosure according to your comment.
38	This disclosure has been modified according to your comment.
39	This disclosure has been modified according to your comment.
40

Revised disclosure according to your comment.  Please see our response to comment number 2.  This and any other agreement executed similarly the company considers to be “in the course of ordinary business” and will not be filed as an exhibit.

41

Revised disclosure according to your comment.  Please see our response to comment number 2.  This and any other agreement executed similarly the company considers to be “in the course of ordinary business” and will not be filed as an exhibit.

Liquidity and Capital Resources, page 44
42	Disclosure has been revised accordingly.
Directors and Executive Officers, page 45
43	Disclosure has been revised accordingly.
Executive Compensation, page 47
44	Please see our response to comment number 2. This and any other agreement executed similarly the company considers to be “in the course of ordinary business” and will not be filed as an exhibit.
45	Mr. Cranfill received no compensation from either D.A.C.K. or CRMI, as affiliated companies.
Where You Can Find More Information, page 53
46	The address has been corrected.
Financial Statements for the Period Ended March 31, 2006 General
47	Revised disclosure according to your comment.
48	Exhibit 15 has been included with the revised Registration Statement as a separate exhibit.

Statement of Operations, page 58
49	Revised disclosure according to your comment.
Note B – Significant Accounting Policies, Use of Estimates, page 63
50	We revised our footnotes accordingly to comply with Item 310(b) of Regulation S-B.
Revenue Recognition, page 63
51	Our financials have been updated to provide the disclosure requested.
52	Our financials have been updated to provide the disclosure requested.
Note F – Earnings per Common Share, page 64
53	Our financials have been updated to provide the disclosure requested.
Financial Statements for the Years Ended December 31, 2005 and 2004 Note D – Related Party Transactions, pages 74 and 84
54

Through discussions between the President of the company and the internal accountants, the parties have been able to determine what is considered customary for the industry in terms of “arms length” and “fair market terms” as applicable to transactions within the industry.  The company believes it is fairly, accurately and appropriately disclosing necessary accounting information.  Our financial statements have been revised and the company accountants believe the statements represent the company fairly and impartially.

Note G – Earnings per Common Share, page 74 Note F – Earnings per Common Share, page 84 2004 Statement of Changes in Stockholders’ Equity, page 80
55	The financial statements have been revised and should accurately reflect the retroactive application of all per share disclosure as well as per share disclosure throughout the document.
Exhibits
56

Since the company rents space on a month to month basis there is no written lease to attach as an exhibit.  If the examiner believes the word “rent” should be substituted for “lease” we will modify our disclosure accordingly.

Exhibit 5.1
57	A correct Opinion Letter haws been filed as exhibit 5.2.

Should you have any questions or comments, please do not hesitate to e-mail me via <HarrisonDJEsq@tampabay.rr.com> or call me at (941) 723-7564.   My dedicated facsimile number is 941-531-4935.

Sincerely,

/s/ DIANE J. HARRISON
Diane J. Harrison, Esq.

Enclosures (6)
1. Shimoda Marketing, Inc. SB-2/A-2
2. Shimoda Marketing, Inc. SB-2/A-2 Red-lined HTML
3. Exhibit 5.2: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.
4. Exhibit 15 Letter on Unaduited Interim Financial Statements
5. Exhibit 23.2 Consent of Accountant
6. Shimoda Marketing, Inc. Red-lined HTML of SB-2/A1